Subsequent Events	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	Subsequent Events
Effective January 24, 2022, the Company, through its Brazilian subsidiary Spal Industria Brasileira de Bebidas, S.A. completed the acquisition of 100% of CVI Refrigerantes Ltda. (herein “CVI”), in an all cash transaction for a consideration transferred of Ps. 1,948 (R$523). CVI was a bottler of Coca-Cola trademark products, which operated mainly in Rio Grande do Sul, Brazil. This acquisition will reinforce the Company’s leadership position in Brazil. The Company started integrating the results of CVI as of February 2022.

On January 25, 2022, the Company announced the construction of a new recycling plant together with ALPLA México, S.A. de C.V. (“ALPLA”), that will be known as “PLANETA”, (“Planta Nueva Ecología de Tabasco” in Spanish). The plant will have a joint investment between Coca-Cola FEMSA and ALPLA of more than US$ 60 million and will operate with state-of-the-art technology to process up to 50,000 tons of post-consumption PET bottles per year, to produce up to 35,000 tons of food grade recycled material, ready to be reused. The plant is expected to start operations during the first quarter of 2023.